Related parties - Transactions with other related parties (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans granted to related parties
Related parties
Amounts owed by related parties		₽ 19,719
Interest income	₽ 782	947
Loans granted to related parties | Equity-accounted investee
Related parties
Amounts owed by related parties		19,719
Interest income	782	947
Loans received from related parties
Related parties
Amounts owed to related parties	3,793	1,478
Interest expense	572	11
Loans received from related parties | Non-controlling shareholders
Related parties
Amounts owed to related parties	3,793	1,478
Interest expense	572	11
Services provided to and received from related parties
Related parties
Amounts owed to related parties	1,729	688	₽ 270
Services provided to related parties	9,033	6,902	7,448
Services received from related parties	609	746	9,309
Amount owed by related parties including for loans issued		1,140
Services provided to and received from related parties | Shareholders of the Group
Related parties
Services received from related parties			9,309
Services provided to and received from related parties | Subsidiaries of shareholders exercising significant influence over the Group
Related parties
Amounts owed to related parties	1,729	688	270
Services provided to related parties	6,508	4,621	₽ 7,448
Services received from related parties		720
Services provided to and received from related parties | Equity-accounted investee
Related parties
Services provided to related parties	2,525	2,281
Services received from related parties	₽ 609	26
Amount owed by related parties including for loans issued		₽ 1,140